Related Party Transactions - Summary of Amount Due from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gulin Group
Related Party Transaction [Line Items]
Loan to related party	¥ 25,000	¥ 13,000	¥ 80,500
Repayments from related party	25,000	¥ 13,000	80,500
AiFenLei Group
Related Party Transaction [Line Items]
Loan to related party	70,000		85,900
Repayments from related party	¥ 70,000		110,015
Yueqing
Related Party Transaction [Line Items]
Repayments from related party			¥ 9,500